Other gains, net - Summary of Other gains, net (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Other Gains Losses [Abstract]
Government grants and tax rebates	¥ 94	¥ 45
Impairment provision for investments in associates (Note 15)	(4)
Gains on disposals of a subsidiary	32
Others	23	14
Other gains, net	¥ 145	¥ 59